UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Fidelity® High Income
Central Fund 2

Semiannual Report

February 28, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-SANN-0413
1.861965.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Actual	.0017%	$ 1,000.00	$ 1,061.60	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 28, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Avaya, Inc.	3.0	3.1
International Lease Finance Corp.	2.8	3.0
HCA, Inc.	1.6	1.7
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	1.6	1.4
Ally Financial Inc.	1.6	1.3
	10.6
Top Five Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.2	9.2
Technology	7.7	8.0
Healthcare	7.7	9.0
Electric Utilities	6.6	8.0
Telecommunications	6.4	6.8
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
BBB 2.6%	BBB 2.0%
BB 23.8%	BB 25.1%
B 50.1%	B 49.4%
CCC,CC,C 11.4%	CCC,CC,C 10.4%
D 0.0%	D 0.3%
Not Rated 0.8%	Not Rated 1.1%
Equities 2.9%	Equities 2.4%
Short-Term Investments and Net Other Assets (Liabilities) 8.4%	Short-Term Investments and Net Other Assets (Liabilities) 9.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of February 28, 2013 *		As of August 31, 2012 **
	Nonconvertible Bonds 81.0%		Nonconvertible Bonds 77.8%
	Convertible Bonds, Preferred Stocks 2.6%		Convertible Bonds, Preferred Stocks 2.6%
	Common Stocks 0.7%		Common Stocks 0.3%
	Floating Rate Loans 7.2%		Floating Rate Loans 9.8%
	Preferred Securities 0.1%		Preferred Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 8.4%		Short-Term Investments and Net Other Assets (Liabilities) 9.3%
* Foreign investments	13.5%	** Foreign investments	10.7%

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.4%
	Principal Amount	Value
Convertible Bonds - 0.4%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 340,000	$ 338,088
4.5% 11/15/29 (d)	388,000	453,068
		791,156
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	2,850,000	2,420,719
TOTAL CONVERTIBLE BONDS		3,211,875
Nonconvertible Bonds - 81.0%
Aerospace - 0.4%
Alliant Techsystems, Inc. 6.875% 9/15/20	945,000	1,030,050
GenCorp, Inc. 7.125% 3/15/21 (e)	205,000	213,200
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	770,000	838,819
7.125% 3/15/21	820,000	893,800
		2,975,869
Air Transportation - 0.1%
Continental Airlines, Inc. 6.125% 4/29/18 (e)	265,000	264,338
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	31,995	0
U.S. Airways pass-thru certificates Series 2012-2 Class A, 4.625% 12/3/26	190,000	197,838
		462,176
Automotive - 3.2%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	750,000	755,625
ArvinMeritor, Inc. 8.125% 9/15/15	140,000	147,000
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	845,000	926,331
8.25% 6/15/21	930,000	1,027,650
Continental Rubber of America Corp. 4.5% 9/15/19 (e)	460,000	465,750
Dana Holding Corp.:
6.5% 2/15/19	330,000	354,750
6.75% 2/15/21	360,000	390,600
Delphi Corp.:
5% 2/15/23	755,000	786,144
5.875% 5/15/19	1,745,000	1,867,150
6.125% 5/15/21	1,165,000	1,269,850
Exide Technologies 8.625% 2/1/18	495,000	405,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Co.:
6.375% 2/1/29	$ 330,000	$ 373,204
6.625% 2/15/28	230,000	262,256
6.625% 10/1/28	85,000	99,232
7.125% 11/15/25	15,000	17,830
7.45% 7/16/31	285,000	365,094
Ford Motor Credit Co. LLC:
5% 5/15/18	2,330,000	2,571,136
5.75% 2/1/21	500,000	565,730
5.875% 8/2/21	3,000,000	3,421,626
8% 12/15/16	1,050,000	1,258,230
8.125% 1/15/20	1,060,000	1,335,405
General Motors Acceptance Corp. 8% 11/1/31	2,650,000	3,312,500
International Automotive Components Group SA 9.125% 6/1/18 (e)	615,000	604,238
Stoneridge, Inc. 9.5% 10/15/17 (e)	195,000	209,138
Tenneco, Inc. 7.75% 8/15/18	330,000	361,350
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	1,488,000	1,640,520
		24,794,239
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
3.492% 2/11/14 (h)	585,000	593,775
4.5% 2/11/14	585,000	595,238
5.5% 2/15/17	1,180,000	1,271,450
6.25% 12/1/17	610,000	680,943
7.5% 9/15/20	2,440,000	2,952,400
8% 3/15/20	1,940,000	2,381,350
GMAC LLC:
6.75% 12/1/14	1,878,000	2,018,850
8% 11/1/31	725,000	909,875
		11,403,881
Broadcasting - 0.5%
AMC Networks, Inc. 4.75% 12/15/22	470,000	466,475
Clear Channel Communications, Inc.:
10.75% 8/1/16	335,000	249,575
11.25% 3/1/21 (e)	675,000	674,156
Starz LLC/Starz Finance Corp. 5% 9/15/19	685,000	700,413
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Univision Communications, Inc.:
6.75% 9/15/22 (e)	$ 445,000	$ 480,600
6.875% 5/15/19 (e)	1,175,000	1,257,250
		3,828,469
Building Materials - 4.2%
Associated Materials LLC 9.125% 11/1/17	3,190,000	3,329,563
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (e)	210,000	217,350
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	605,963
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	1,580,000	1,809,100
CEMEX Finance LLC:
9.375% 10/12/22 (e)	880,000	1,023,000
9.5% 12/14/16 (e)	2,175,000	2,354,438
CEMEX SA de CV:
5.311% 9/30/15 (e)(h)	3,720,000	3,775,800
9% 1/11/18 (e)	2,400,000	2,661,000
Gibraltar Industries, Inc. 6.25% 2/1/21 (e)	120,000	126,900
HD Supply, Inc.:
7.5% 7/15/20 (e)	1,345,000	1,348,363
10.5% 1/15/21 (e)	480,000	496,224
11.5% 7/15/20 (e)	2,290,000	2,633,500
Headwaters, Inc. 7.625% 4/1/19	2,190,000	2,343,300
Interline Brands, Inc. 7.5% 11/15/18	345,000	373,463
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (e)(h)	195,000	214,378
Masco Corp.:
5.95% 3/15/22	1,450,000	1,614,798
6.125% 10/3/16	210,000	233,143
7.125% 3/15/20	875,000	1,023,750
Masonite International Corp. 8.25% 4/15/21 (e)	310,000	337,900
Ply Gem Industries, Inc.:
8.25% 2/15/18	3,070,000	3,323,275
9.375% 4/15/17	355,000	383,844
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	825,000	907,500
USG Corp.:
7.875% 3/30/20 (e)	750,000	858,750
8.375% 10/15/18 (e)	1,265,000	1,404,150
		33,399,452
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	$ 1,005,000	$ 982,388
5.25% 3/15/21 (e)(g)	680,000	680,000
5.75% 9/1/23 (e)(g)	615,000	615,000
6.5% 4/30/21	2,970,000	3,163,050
6.625% 1/31/22	1,305,000	1,412,663
7% 1/15/19	3,460,000	3,728,150
7.375% 6/1/20	900,000	995,670
7.875% 4/30/18	240,000	256,200
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	1,685,000	1,739,763
CSC Holdings LLC:
6.75% 11/15/21	240,000	261,900
8.625% 2/15/19	535,000	637,988
DISH DBS Corp.:
5% 3/15/23 (e)	660,000	655,050
6.75% 6/1/21	1,175,000	1,307,188
EchoStar Communications Corp. 7.125% 2/1/16	660,000	735,900
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	275,000	302,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (e)	845,000	851,338
7.5% 3/15/19 (e)	210,000	228,900
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	4,415,000	4,735,088
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	880,000	965,800
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	450,000	487,125
Virgin Media Finance PLC 4.875% 2/15/22	645,000	651,450
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	940,000	982,300
		26,375,411
Capital Goods - 1.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	1,145,000	1,230,875
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	367,250
CNH Capital LLC 6.25% 11/1/16	705,000	771,975
Coleman Cable, Inc. 9% 2/15/18	2,075,000	2,246,188
General Cable Corp. 5.75% 10/1/22 (e)	1,110,000	1,134,975
Manitowoc Co., Inc. 5.875% 10/15/22	440,000	449,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	$ 875,000	$ 920,938
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	905,000	966,088
		8,088,189
Chemicals - 3.4%
Axiall Corp. 4.875% 5/15/23 (e)	245,000	248,063
Celanese U.S. Holdings LLC:
4.625% 11/15/22	820,000	822,050
5.875% 6/15/21	430,000	468,700
6.625% 10/15/18	575,000	619,563
Chemtura Corp. 7.875% 9/1/18	1,310,000	1,414,800
Eagle Spinco, Inc. 4.625% 2/15/21 (e)	410,000	415,125
Hexion US Finance Corp.:
6.625% 4/15/20	225,000	221,333
6.625% 4/15/20 (e)	2,400,000	2,360,880
Huntsman International LLC 4.875% 11/15/20 (e)	755,000	743,675
INEOS Finance PLC:
7.5% 5/1/20 (e)	1,005,000	1,081,581
8.375% 2/15/19 (e)	455,000	498,225
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	352,000	387,200
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	410,000	426,400
LyondellBasell Industries NV:
5% 4/15/19	1,810,000	2,018,150
6% 11/15/21	520,000	611,000
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	2,455,000	2,519,444
NOVA Chemicals Corp. 8.625% 11/1/19	335,000	380,225
Olin Corp. 5.5% 8/15/22	315,000	326,813
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)	845,000	842,888
PolyOne Corp. 5.25% 3/15/23 (e)	875,000	883,750
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,400,000	1,447,250
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	195,000	215,475
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)	7,085,000	7,049,575
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)	375,000	389,531
		26,391,696
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21	$ 220,000	$ 245,300
Libbey Glass, Inc. 6.875% 5/15/20	440,000	472,450
Prestige Brands, Inc. 8.125% 2/1/20	120,000	135,000
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)	220,000	234,300
6.625% 11/15/22 (e)	255,000	274,125
Tempur-Pedic International, Inc. 6.875% 12/15/20 (e)	305,000	321,775
Wolverine World Wide, Inc. 6.125% 10/15/20 (e)	405,000	425,250
		2,108,200
Containers - 3.5%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	550,000	599,500
9.125% 10/15/20 (e)	835,000	910,150
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (e)	200,000	217,500
9.125% 10/15/20 (e)	1,500,000	1,631,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (e)	200,000	198,000
7% 11/15/20 (e)	460,000	463,450
Berry Plastics Corp. 5.054% 2/15/15 (h)	3,800,000	3,800,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	330,000	354,750
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (e)	220,000	215,600
Graphic Packaging International, Inc. 7.875% 10/1/18	425,000	465,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	1,560,000	1,610,700
6.875% 2/15/21	2,115,000	2,257,763
7.125% 4/15/19	420,000	450,975
7.875% 8/15/19	1,940,000	2,143,700
8.25% 2/15/21	3,225,000	3,329,813
9% 4/15/19	1,050,000	1,113,000
9.875% 8/15/19	1,585,000	1,735,575
Sealed Air Corp.:
6.5% 12/1/20 (e)	670,000	728,625
8.125% 9/15/19 (e)	1,405,000	1,570,088
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp.: - continued
8.375% 9/15/21 (e)	$ 1,560,000	$ 1,770,600
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	1,445,000	1,589,500
		27,155,914
Diversified Financial Services - 5.5%
Aircastle Ltd.:
6.25% 12/1/19	895,000	964,363
9.75% 8/1/18	900,000	1,028,250
CIT Group, Inc.:
4.25% 8/15/17	675,000	698,625
5% 5/15/17	2,370,000	2,521,088
5% 8/15/22	675,000	722,250
5.25% 3/15/18	1,815,000	1,951,125
5.375% 5/15/20	1,600,000	1,744,000
5.5% 2/15/19 (e)	915,000	995,063
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	2,870,000	3,074,488
International Lease Finance Corp.:
5.625% 9/20/13	910,000	928,773
5.75% 5/15/16	835,000	897,941
5.875% 5/1/13	705,000	709,406
6.25% 5/15/19	1,620,000	1,774,216
6.625% 11/15/13	1,450,000	1,500,750
7.125% 9/1/18 (e)	2,680,000	3,132,250
8.625% 9/15/15	4,430,000	5,039,125
8.625% 1/15/22	620,000	787,400
8.75% 3/15/17	3,975,000	4,690,500
8.875% 9/1/17	2,640,000	3,168,000
Lynx I Corp. 5.375% 4/15/21 (e)	500,000	513,750
Lynx II Corp. 6.375% 4/15/23 (e)	280,000	290,150
SLM Corp.:
5.5% 1/25/23	670,000	667,212
6% 1/25/17	700,000	759,500
6.25% 1/25/16	255,000	276,038
7.25% 1/25/22	535,000	588,500
8% 3/25/20	2,405,000	2,771,763
8.45% 6/15/18	965,000	1,141,113
		43,335,639
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (e)	$ 355,000	$ 370,975
6.5% 11/15/22 (e)	2,160,000	2,273,400
7.625% 3/15/20	560,000	574,000
7.625% 3/15/20	1,825,000	1,888,875
Lamar Media Corp.:
5% 5/1/23 (e)	440,000	442,750
5.875% 2/1/22	290,000	314,650
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (e)	445,000	439,438
7.75% 10/15/18	1,125,000	1,243,125
Quebecor Media, Inc. 5.75% 1/15/23 (e)	1,110,000	1,137,750
WMG Acquisition Corp. 6% 1/15/21 (e)	290,000	301,600
		8,986,563
Electric Utilities - 6.0%
Atlantic Power Corp. 9% 11/15/18	1,960,000	2,116,800
Calpine Corp.:
7.5% 2/15/21 (e)	5,924,000	6,383,110
7.875% 7/31/20 (e)	4,383,000	4,777,470
7.875% 1/15/23 (e)	126,000	138,285
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	405,000	460,688
11% 10/1/21	172,000	190,920
11.75% 3/1/22 (e)	3,005,000	3,470,775
GenOn Energy, Inc.:
9.5% 10/15/18	2,155,000	2,564,450
9.875% 10/15/20	3,205,000	3,685,750
InterGen NV 9% 6/30/17 (e)	7,460,000	7,124,300
Mirant Americas Generation LLC:
8.5% 10/1/21	2,825,000	3,319,375
9.125% 5/1/31	1,684,000	1,873,450
NRG Energy, Inc.:
7.625% 5/15/19	415,000	446,125
7.875% 5/15/21	465,000	521,963
NSG Holdings II, LLC 7.75% 12/15/25 (e)	946,000	983,840
Puget Energy, Inc.:
5.625% 7/15/22	585,000	637,486
6% 9/1/21	960,000	1,080,421
RRI Energy, Inc. 7.875% 6/15/17	1,970,000	2,186,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
The AES Corp.:
7.375% 7/1/21	$ 1,245,000	$ 1,406,850
8% 10/15/17	2,940,000	3,381,000
9.75% 4/15/16	660,000	785,400
		47,535,158
Energy - 9.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,070,000	1,056,625
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	495,650
7% 5/20/22	985,000	1,063,800
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	695,000	736,700
6.5% 5/20/21	289,000	307,785
Antero Resources Finance Corp. 7.25% 8/1/19	1,390,000	1,494,250
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (e)	745,000	741,275
6.625% 10/1/20 (e)	190,000	198,550
Atwood Oceanics, Inc. 6.5% 2/1/20	175,000	189,875
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	435,000	480,675
Chesapeake Energy Corp.:
6.125% 2/15/21	755,000	800,300
6.625% 8/15/20	900,000	985,500
6.875% 11/15/20	540,000	594,000
9.5% 2/15/15	2,290,000	2,587,700
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	835,000	891,363
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	485,000	500,763
Continental Resources, Inc.:
5% 9/15/22	1,350,000	1,424,250
7.125% 4/1/21	380,000	425,600
7.375% 10/1/20	550,000	616,000
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	1,300,000	1,355,250
7.75% 4/1/19 (e)	710,000	734,850
Denbury Resources, Inc.:
4.625% 7/15/23	1,405,000	1,375,214
8.25% 2/15/20	468,000	525,330
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (e)	$ 755,000	$ 763,494
Energy Transfer Equity LP 7.5% 10/15/20	3,685,000	4,210,113
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	535,000	577,800
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	865,000	938,525
9.375% 5/1/20	1,350,000	1,535,625
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	1,226,000	1,287,300
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,125,000	1,136,250
Forest Oil Corp. 7.25% 6/15/19	2,670,000	2,683,350
Gulfmark Offshore, Inc. 6.375% 3/15/22	865,000	890,950
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	725,000	761,250
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (e)	1,245,000	1,294,800
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (e)	310,000	320,850
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	2,750,000	2,805,000
6.5% 5/15/19	1,325,000	1,368,063
7.75% 2/1/21	325,000	351,000
8.625% 4/15/20	1,490,000	1,648,313
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23	1,345,000	1,304,650
5.5% 2/15/23	370,000	386,650
6.25% 6/15/22	1,016,000	1,097,280
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (e)	345,000	360,525
Offshore Group Investment Ltd.:
7.5% 11/1/19 (e)	3,445,000	3,539,738
11.5% 8/1/15	203,000	221,270
Oil States International, Inc.:
5.125% 1/15/23 (e)	560,000	560,000
6.5% 6/1/19	885,000	946,950
Pioneer Drilling Co. 9.875% 3/15/18	535,000	584,488
Plains Exploration & Production Co.:
6.5% 11/15/20	995,000	1,111,913
7.625% 4/1/20	960,000	1,087,200
Precision Drilling Corp. 6.5% 12/15/21	155,000	164,300
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.5% 4/15/23	910,000	960,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Regency Energy Partners LP/Regency Energy Finance Corp.: - continued
6.875% 12/1/18	$ 890,000	$ 961,200
Rockies Express Pipeline LLC 6% 1/15/19 (e)	225,000	220,500
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (e)	675,000	696,938
Samson Investment Co. 9.75% 2/15/20 (e)	1,265,000	1,340,900
SandRidge Energy, Inc. 7.5% 3/15/21	225,000	235,125
SESI LLC 6.375% 5/1/19	1,165,000	1,246,550
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	470,813
Stone Energy Corp. 7.5% 11/15/22	875,000	942,813
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	2,297,000	2,497,988
7.5% 10/1/18	1,089,000	1,176,120
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (e)	1,280,000	1,302,400
6.375% 8/1/22	415,000	452,350
6.875% 2/1/21	440,000	479,600
7.875% 10/15/18	1,235,000	1,352,325
Tesoro Corp.:
4.25% 10/1/17	470,000	488,800
5.375% 10/1/22	525,000	546,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (e)	160,000	166,400
WPX Energy, Inc.:
5.25% 1/15/17	725,000	750,375
6% 1/15/22	885,000	915,975
		70,722,174
Entertainment/Film - 0.0%
Cinemark USA, Inc. 5.125% 12/15/22 (e)	225,000	226,125
Environmental - 0.7%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (e)	615,000	658,050
Clean Harbors, Inc.:
5.125% 6/1/21 (e)	465,000	471,975
5.25% 8/1/20	540,000	556,200
Covanta Holding Corp.:
6.375% 10/1/22	720,000	780,721
7.25% 12/1/20	825,000	904,995
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Tervita Corp.:
8% 11/15/18 (e)	$ 800,000	$ 824,000
9.75% 11/1/19 (e)	1,090,000	1,079,100
		5,275,041
Food & Drug Retail - 1.9%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	3,670,000	3,945,250
ESAL GmbH 6.25% 2/5/23 (e)	825,000	816,750
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	365,000	375,950
Rite Aid Corp.:
7.5% 3/1/17	1,145,000	1,177,919
7.7% 2/15/27	364,000	350,350
9.25% 3/15/20	2,415,000	2,713,856
9.5% 6/15/17	4,520,000	4,746,000
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (e)	200,000	217,000
Tops Markets LLC 8.875% 12/15/17 (e)	800,000	866,000
		15,209,075
Food/Beverage/Tobacco - 1.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	2,751,000	3,005,468
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	2,781,000	2,975,670
Dean Foods Co. 7% 6/1/16	827,413	915,326
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (e)	260,000	282,100
JBS Finance II Ltd. 8.25% 1/29/18 (e)	580,000	637,275
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (e)	515,000	534,313
8.25% 2/1/20 (e)	4,670,000	5,031,925
Smithfield Foods, Inc. 6.625% 8/15/22	750,000	817,500
		14,199,577
Gaming - 2.6%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,245,000	1,332,150
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	195,000	202,800
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	2,770,000	2,700,750
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
9% 2/15/20 (e)	2,690,000	2,666,463
9% 2/15/20 (e)	445,000	441,106
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	460,000	440,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Graton Economic Development Authority 9.625% 9/1/19 (e)	$ 450,000	$ 505,125
MCE Finance Ltd. 5% 2/15/21 (e)	440,000	440,000
MGM Mirage, Inc.:
6.625% 12/15/21	440,000	454,300
7.5% 6/1/16	470,000	517,000
7.625% 1/15/17	1,725,000	1,901,813
7.75% 3/15/22	1,200,000	1,318,500
8.625% 2/1/19	2,610,000	2,988,450
Pinnacle Entertainment, Inc. 7.75% 4/1/22	250,000	262,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	2,965,000	3,098,425
7.75% 8/15/20	805,000	897,575
		20,167,407
Healthcare - 7.3%
Alere, Inc.:
7.25% 7/1/18 (e)	925,000	968,938
8.625% 10/1/18	755,000	792,750
Community Health Systems, Inc.:
5.125% 8/15/18	775,000	814,719
7.125% 7/15/20	780,000	841,425
8% 11/15/19	6,090,000	6,706,613
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (e)	465,000	533,588
Emergency Medical Services Corp. 8.125% 6/1/19	1,690,000	1,844,213
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	375,000	404,063
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	335,000	381,900
Grifols, Inc. 8.25% 2/1/18	375,000	411,563
HCA Holdings, Inc. 6.25% 2/15/21	970,000	1,024,563
HCA, Inc.:
5.875% 5/1/23	295,000	305,325
6.5% 2/15/20	2,455,000	2,764,821
7.25% 9/15/20	1,025,000	1,137,750
7.875% 2/15/20	2,290,000	2,538,923
8% 10/1/18	2,000,000	2,330,000
8.5% 4/15/19	1,420,000	1,572,650
Hologic, Inc. 6.25% 8/1/20 (e)	445,000	469,475
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	505,000	520,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
IMS Health, Inc. 6% 11/1/20 (e)	$ 440,000	$ 457,600
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (e)	590,000	629,825
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	260,000	298,350
Kindred Healthcare, Inc. 8.25% 6/1/19	300,000	298,500
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)	900,000	774,000
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	2,065,000	2,178,575
6.75% 10/15/22	2,335,000	2,574,338
7.5% 2/15/20	1,430,000	1,580,150
Radiation Therapy Services, Inc. 8.875% 1/15/17	940,000	923,550
Rotech Healthcare, Inc. 10.75% 10/15/15	500,000	501,250
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,425,000	1,539,000
Service Corp. International 4.5% 11/15/20	440,000	437,228
Sky Growth Acquisition Corp. 7.375% 10/15/20 (e)	410,000	422,813
Stewart Enterprises, Inc. 6.5% 4/15/19	485,000	517,738
Tenet Healthcare Corp.:
4.5% 4/1/21 (e)	220,000	216,700
4.75% 6/1/20 (e)	620,000	624,650
6.25% 11/1/18	935,000	1,035,513
6.75% 2/1/20	665,000	711,550
8.875% 7/1/19	1,335,000	1,508,550
Valeant Pharmaceuticals International:
6.375% 10/15/20 (e)	1,110,000	1,194,638
6.5% 7/15/16 (e)	1,020,000	1,071,638
6.75% 8/15/21 (e)	1,035,000	1,119,094
6.875% 12/1/18 (e)	3,535,000	3,839,894
7% 10/1/20 (e)	715,000	780,244
7.25% 7/15/22 (e)	1,100,000	1,214,125
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	1,070,000	1,147,575
7.75% 2/1/19 (e)	925,000	992,063
VPI Escrow Corp. 6.375% 10/15/20 (e)	1,335,000	1,435,125
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	650,000	643,500
		57,031,205
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 1.5%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	$ 1,500,000	$ 1,593,750
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	710,000	768,575
11.625% 6/15/17	1,620,000	1,753,650
KB Home:
7.25% 6/15/18	230,000	254,150
8% 3/15/20	780,000	900,900
Realogy Corp.:
7.625% 1/15/20 (e)	625,000	703,125
7.875% 2/15/19 (e)	295,000	319,338
11.5% 4/15/17	1,030,000	1,099,525
Ryland Group, Inc. 5.375% 10/1/22	250,000	255,938
Standard Pacific Corp.:
8.375% 5/15/18	1,385,000	1,630,838
8.375% 1/15/21	1,935,000	2,292,975
William Lyon Homes, Inc. 8.5% 11/15/20 (e)	460,000	496,800
		12,069,564
Hotels - 0.7%
Choice Hotels International, Inc. 5.75% 7/1/22	230,000	254,725
FelCor Lodging LP:
5.625% 3/1/23 (e)	640,000	643,968
6.75% 6/1/19	2,265,000	2,433,459
Host Hotels & Resorts LP:
5.875% 6/15/19	1,310,000	1,436,153
6% 10/1/21	610,000	706,075
		5,474,380
Leisure - 0.8%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (e)	905,000	905,000
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	1,600,000	1,222,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	850,000	960,500
NCL Corp. Ltd. 11.75% 11/15/16	765,000	870,188
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	385,000	391,738
11.875% 7/15/15	1,590,000	1,931,850
yankee 7.25% 6/15/16	205,000	231,650
		6,512,926
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - 2.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	$ 1,750,000	$ 1,588,125
6.25% 6/1/21	1,305,000	1,158,188
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	230,000	209,300
Calcipar SA 6.875% 5/1/18 (e)	235,000	246,445
CONSOL Energy, Inc.:
8% 4/1/17	3,445,000	3,746,438
8.25% 4/1/20	1,675,000	1,829,938
Eldorado Gold Corp. 6.125% 12/15/20 (e)	440,000	457,600
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (e)	1,970,000	2,063,575
8.25% 11/1/19 (e)	1,755,000	1,930,500
Peabody Energy Corp.:
6% 11/15/18	940,000	998,750
7.375% 11/1/16	360,000	410,400
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (e)	275,000	290,125
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	390,000	421,200
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (e)	295,000	313,438
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	160,000	166,400
SunCoke Energy, Inc. 7.625% 8/1/19	530,000	561,800
		16,392,222
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	4,421,000	0
P.H. Glatfelter Co. 5.375% 10/15/20	330,000	344,850
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	415,000	429,525
Xerium Technologies, Inc. 8.875% 6/15/18	2,820,000	2,636,700
		3,411,075
Publishing/Printing - 0.0%
Cengage Learning Acquisitions, Inc. 12% 6/30/19 (e)	510,000	173,400
Restaurants - 0.5%
DineEquity, Inc. 9.5% 10/30/18	2,030,000	2,298,975
Landry's Acquisition Co. 9.375% 5/1/20 (e)	490,000	524,300
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	575,000	595,125
Roadhouse Financing, Inc. 10.75% 10/15/17	350,000	330,750
		3,749,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - 1.3%
APX Group, Inc.:
6.375% 12/1/19 (e)	$ 2,625,000	$ 2,562,788
8.75% 12/1/20 (e)	655,000	648,450
ARAMARK Corp.:
3.7985% 2/1/15 (h)	1,955,000	1,957,952
5.75% 3/15/20 (e)(g)	870,000	888,488
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7901% 5/15/14 (h)	950,000	945,250
Laureate Education, Inc. 9.25% 9/1/19 (e)	1,445,000	1,571,438
The Geo Group, Inc.:
6.625% 2/15/21	235,000	257,913
7.75% 10/15/17	240,000	257,400
United Rentals North America, Inc.:
5.75% 7/15/18	455,000	489,694
6.125% 6/15/23	730,000	762,850
		10,342,223
Shipping - 1.6%
HDTFS, Inc.:
5.875% 10/15/20 (e)	685,000	711,544
6.25% 10/15/22 (e)	625,000	671,875
Kenan Advantage Group, Inc. 8.375% 12/15/18 (e)	805,000	847,263
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	3,290,000	3,294,277
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	3,095,000	2,677,175
8.875% 11/1/17	2,325,000	2,365,688
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	225,000	236,250
Teekay Corp. 8.5% 1/15/20	710,000	763,250
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	780,000	777,075
		12,344,397
Steel - 0.3%
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	2,170,000	2,305,625
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18 (e)	435,000	443,700
		2,749,325
Super Retail - 2.6%
Asbury Automotive Group, Inc. 7.625% 3/15/17	3,336,000	3,431,910
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Claire's Stores, Inc.:
8.875% 3/15/19	$ 195,000	$ 195,244
9% 3/15/19 (e)	4,935,000	5,453,175
J. Crew Group, Inc. 8.125% 3/1/19	1,465,000	1,571,213
Jaguar Land Rover PLC 5.625% 2/1/23 (e)	705,000	722,625
Limited Brands, Inc.:
6.625% 4/1/21	1,675,000	1,888,563
7% 5/1/20	605,000	698,019
Office Depot, Inc. 9.75% 3/15/19 (e)	670,000	783,900
Sally Holdings LLC 6.875% 11/15/19	540,000	602,100
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	3,445,000	3,513,900
The Bon-Ton Department Stores, Inc.:
10.25% 3/15/14	240,000	240,300
10.625% 7/15/17	1,585,000	1,569,150
		20,670,099
Technology - 5.4%
Avaya, Inc.:
7% 4/1/19 (e)	7,670,000	7,324,850
9% 4/1/19 (e)	1,100,000	1,131,625
9.75% 11/1/15	4,880,000	4,800,700
10.125% 11/1/15 pay-in-kind (h)	5,283,138	5,197,287
CDW LLC/CDW Finance Corp.:
8% 12/15/18	555,000	614,663
8.5% 4/1/19	2,040,000	2,255,424
Ceridian Corp.:
8.875% 7/15/19 (e)	335,000	375,200
11.25% 11/15/15	180,000	184,500
CommScope, Inc. 8.25% 1/15/19 (e)	465,000	503,363
First Data Corp.:
6.75% 11/1/20 (e)	990,000	1,014,750
7.375% 6/15/19 (e)	680,000	714,850
8.25% 1/15/21 (e)	1,212,000	1,239,270
8.75% 1/15/22 pay-in-kind (e)(h)	710,000	736,625
12.625% 1/15/21	1,065,000	1,135,556
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (e)	1,545,000	1,695,638
10.125% 3/15/18 (e)	1,680,000	1,860,600
GrafTech International Ltd. 6.375% 11/15/20 (e)	645,000	672,413
IAC/InterActiveCorp 4.75% 12/15/22 (e)	145,000	141,013
Infor US, Inc. 9.375% 4/1/19	415,000	465,838
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Jabil Circuit, Inc. 5.625% 12/15/20	$ 390,000	$ 415,350
Lucent Technologies, Inc. 6.45% 3/15/29	115,000	89,413
Nuance Communications, Inc. 5.375% 8/15/20 (e)	1,650,000	1,670,625
Radio Systems Corp. 8.375% 11/1/19 (e)	440,000	467,500
Sanmina-SCI Corp. 7% 5/15/19 (e)	1,535,000	1,581,050
Serena Software, Inc. 10.375% 3/15/16	168,000	170,520
Spansion LLC 7.875% 11/15/17	965,000	1,013,250
SunGard Data Systems, Inc. 6.625% 11/1/19 (e)	1,100,000	1,123,375
Viasystems, Inc. 7.875% 5/1/19 (e)	895,000	933,038
WEX, Inc. 4.75% 2/1/23 (e)	395,000	383,150
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (e)	1,960,000	2,121,700
13.375% 10/15/19 (e)	385,000	417,725
		42,450,861
Telecommunications - 5.8%
Altice Financing SA 7.875% 12/15/19 (e)	350,000	378,000
Altice Finco SA 9.875% 12/15/20 (e)	775,000	860,250
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,164,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	770,000	833,525
Clearwire Escrow Corp. 12% 12/1/15 (e)	930,000	1,005,563
Cricket Communications, Inc. 7.75% 10/15/20	2,010,000	2,050,200
Crown Castle International Corp. 5.25% 1/15/23 (e)	1,110,000	1,123,875
Digicel Group Ltd. 6% 4/15/21 (e)(g)	2,265,000	2,259,338
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	275,000	272,250
Dycom Investments, Inc. 7.125% 1/15/21	535,000	571,113
Frontier Communications Corp.:
8.25% 4/15/17	935,000	1,068,238
8.5% 4/15/20	2,240,000	2,520,000
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (e)	100,000	101,000
7.25% 4/1/19	1,710,000	1,838,250
7.5% 4/1/21	2,310,000	2,500,575
Intelsat Luxembourg SA:
11.25% 2/4/17	380,000	403,514
11.5% 2/4/17 pay-in-kind (h)	4,591,391	4,884,092
Level 3 Communications, Inc. 8.875% 6/1/19 (e)	485,000	525,013
Level 3 Financing, Inc. 7% 6/1/20 (e)	675,000	712,125
MetroPCS Wireless, Inc. 6.625% 11/15/20	1,705,000	1,781,725
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
NeuStar, Inc. 4.5% 1/15/23 (e)	$ 285,000	$ 273,600
NII Capital Corp. 7.625% 4/1/21	335,000	234,500
NII International Telecom S.C.A. 11.375% 8/15/19 (e)	450,000	468,000
SBA Communications Corp. 5.625% 10/1/19 (e)	445,000	456,659
Sprint Capital Corp. 6.9% 5/1/19	7,580,000	8,243,198
Sprint Nextel Corp.:
6% 11/15/22	365,000	368,650
9% 11/15/18 (e)	465,000	576,600
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	1,560,000	1,626,300
ViaSat, Inc. 6.875% 6/15/20	870,000	930,900
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	1,270,000	1,308,100
11.75% 7/15/17 (e)	1,600,000	1,684,000
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	2,140,254	2,205,249
Windstream Corp. 7% 3/15/19	570,000	582,825
		45,811,227
Textiles & Apparel - 0.6%
DPL, Inc. 7.75% 10/15/20 (e)	1,025,000	1,035,250
Hanesbrands, Inc. 6.375% 12/15/20	3,240,000	3,507,300
		4,542,550
TOTAL NONCONVERTIBLE BONDS		636,364,859
TOTAL CORPORATE BONDS (Cost $591,202,554)		639,576,734
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(h) (Cost $88,594)	130,113	73,514
Common Stocks - 0.7%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	16,491	690,313
Building Materials - 0.3%
Nortek, Inc. (a)	26,061	1,874,828
Common Stocks - continued
	Shares	Value
Paper - 0.2%
NewPage Corp.	17,684	$ 1,653,454
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(i)	6,468	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	763	66,419
Class B (a)	254	22,111
		88,530
Telecommunications - 0.1%
Broadview Networks Holdings, Inc.	78,000	1,053,000
TOTAL COMMON STOCKS (Cost $8,899,948)		5,360,125
Preferred Stocks - 2.2%

Convertible Preferred Stocks - 1.3%
Banks & Thrifts - 1.1%
Bank of America Corp. Series L, 7.25%	3,566	4,279,200
Huntington Bancshares, Inc. 8.50%	3,170	4,025,900
		8,305,100
Electric Utilities - 0.0%
PPL Corp. 8.75%	6,900	379,983
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (e)	1,300	1,347,938
TOTAL CONVERTIBLE PREFERRED STOCKS		10,033,021
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (e)	3,781	3,658,118
Diversified Financial Services - 0.4%
Citigroup Capital XIII 7.875%	28,064	792,808
GMAC Capital Trust I Series 2, 8.125%	103,471	2,746,120
		3,538,928
TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,197,046
TOTAL PREFERRED STOCKS (Cost $14,045,984)		17,230,067
Floating Rate Loans - 7.2%
	Principal Amount	Value
Air Transportation - 0.7%
US Airways Group, Inc. term loan 2.7037% 3/23/14 (h)	$ 5,412,774	$ 5,406,008
Automotive - 0.2%
Delphi Corp. Tranche B, term loan 3.25% 3/31/17 (h)	84,564	84,564
Federal-Mogul Corp.:
Tranche B, term loan 2.1377% 12/27/14 (h)	1,310,330	1,218,607
Tranche C, term loan 2.139% 12/27/15 (h)	668,536	621,738
		1,924,909
Broadcasting - 0.1%
Univision Communications, Inc. term loan 4.4537% 3/31/17 (h)	941,524	942,701
Cable TV - 0.6%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (h)	3,190,888	3,202,853
RCN Telecom Services, LLC Tranche B, term loan:
5.25% 2/28/20 (h)	1,090,000	1,093,183
6.25% 8/26/16 (h)	288,945	289,523
		4,585,559
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	245,000	248,369
Tranche B 1LN, term loan 4.7663% 6/7/18 (h)	641,467	646,278
		894,647
Chemicals - 0.0%
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (h)	420,000	424,725
Electric Utilities - 0.6%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.561% 12/15/14 (h)	1,000,000	997,500
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7306% 10/10/17 (h)	4,118,139	2,795,187
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/21/20 (h)	685,000	681,582
		4,474,269
Food & Drug Retail - 0.1%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/7/20 (h)	520,000	522,600
Tranche 2LN, term loan 5.75% 8/21/20 (h)	80,000	82,100
		604,700
Floating Rate Loans - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 0.0%
OSI Restaurant Partners LLC Tranche B, term loan 4.75% 10/26/19 (h)	$ 282,750	$ 286,284
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	461,110	465,721
Healthcare - 0.4%
Community Health Systems, Inc. term loan 3.7872% 1/25/17 (h)	381,766	381,766
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (h)	181,748	181,975
HCA, Inc.:
Tranche B 2LN, term loan 3.561% 3/31/17 (h)	504,058	505,974
Tranche B3, term loan 3.4537% 5/1/18 (h)	1,493,935	1,499,612
IASIS Healthcare LLC Tranche B, term loan 4.5% 5/3/18 (h)	247,393	247,393
		2,816,720
Metals/Mining - 0.7%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 1/25/21 (h)	75,000	76,031
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (h)	5,326,650	5,393,233
		5,469,264
Publishing/Printing - 0.1%
Thomson Learning Tranche B, term loan 2.71% 7/5/14 (h)	1,279,184	984,972
Services - 0.1%
ServiceMaster Co. term loan 4.25% 1/31/17 (h)	725,000	724,094
Super Retail - 0.6%
Neiman Marcus Group, Inc. Tranche B, term loan 4% 5/16/18 (h)	4,505,000	4,505,000
Technology - 2.3%
Avaya, Inc.:
term loan 3.0381% 10/27/14 (h)	1,710,084	1,699,396
Tranche B 3LN, term loan 4.7881% 10/26/17 (h)	4,201,297	3,917,710
CDW Corp. Tranche B, term loan 4% 7/15/17 (h)	3,812,869	3,822,402
First Data Corp. term loan 4.2017% 3/24/18 (h)	6,944,895	6,875,446
Freescale Semiconductor, Inc. term loan 4.4517% 12/1/16 (h)	1,783,298	1,783,298
SunGard Data Systems, Inc. Tranche C, term loan 3.9482% 2/28/17 (h)	431,240	435,552
		18,533,804
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 0.5%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	$ 548,306	$ 551,760
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (h)	965,000	950,525
Intelsat Jackson Holdings SA:
term loan 3.2017% 2/1/14 (h)	1,250,000	1,246,875
Tranche B, term loan 4.5% 4/2/18 (h)	1,149,660	1,162,652
		3,911,812
TOTAL FLOATING RATE LOANS (Cost $55,481,459)		56,955,189
Preferred Securities - 0.1%

Banks & Thrifts - 0.1%
Bank of America Corp.:
8% (f)(h)	55,000	62,377
8.125% (f)(h)	685,000	790,347
TOTAL PREFERRED SECURITIES (Cost $735,513)		852,724
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $62,990,807)	62,990,807	62,990,807
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $733,444,859)		783,039,160
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,178,870
NET ASSETS - 100%		$ 786,218,030
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $247,742,233 or 31.5% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,826
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ -	$ -	$ -	$ -
Energy	1,347,938	-	1,347,938	-
Financials	16,192,459	12,534,341	3,658,118	-
Industrials	1,963,358	1,874,828	-	88,530
Materials	1,653,454	-	-	1,653,454
Telecommunication Services	1,053,000	-	-	1,053,000
Utilities	379,983	-	379,983	-
Corporate Bonds	639,576,734	-	639,576,734	-
Commercial Mortgage Securities	73,514	-	-	73,514
Floating Rate Loans	56,955,189	-	56,955,189	-
Preferred Securities	852,724	-	852,724	-
Money Market Funds	62,990,807	62,990,807	-	-
Total Investments in Securities:	$ 783,039,160	$ 77,399,976	$ 702,770,686	$ 2,868,498
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.5%
Luxembourg	3.6%
Cayman Islands	1.4%
Marshall Islands	1.3%
Netherlands	1.3%
Canada	1.2%
Australia	1.2%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $670,454,052)	$ 720,048,353
Fidelity Central Funds (cost $62,990,807)	62,990,807
Total Investments (cost $733,444,859)		$ 783,039,160
Cash		36,176
Receivable for investments sold		2,714,671
Dividends receivable		8
Interest receivable		12,319,139
Distributions receivable from Fidelity Central Funds		6,634
Other receivables		8
Total assets		798,115,796

Liabilities
Payable for investments purchased Regular delivery	$ 7,464,641
Delayed delivery	4,430,000
Distributions payable	72
Other payables and accrued expenses	3,053
Total liabilities		11,897,766

Net Assets		$ 786,218,030
Net Assets consist of:
Paid in capital		$ 736,623,729
Net unrealized appreciation (depreciation) on investments		49,594,301
Net Assets, for 6,704,811 shares outstanding		$ 786,218,030
Net Asset Value, offering price and redemption price per share ($786,218,030 ÷ 6,704,811 shares)		$ 117.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2013 (Unaudited)

Investment Income
Dividends		$ 604,856
Interest		25,540,779
Income from Fidelity Central Funds		51,826
Total income		26,197,461

Expenses
Custodian fees and expenses	$ 6,446
Independent directors' compensation	2,443
Total expenses before reductions	8,889
Expense reductions	(2,770)	6,119
Net investment income (loss)		26,191,342
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,031,543
Change in net unrealized appreciation (depreciation) on investment securities		16,401,236
Net gain (loss)		19,432,779
Net increase (decrease) in net assets resulting from operations		$ 45,624,121

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,191,342	$ 54,264,198
Net realized gain (loss)	3,031,543	9,160,717
Change in net unrealized appreciation (depreciation)	16,401,236	34,359,292
Net increase (decrease) in net assets resulting from operations	45,624,121	97,784,207
Distributions to partners from net investment income	(23,611,176)	(48,164,874)
Affiliated share transactions Reinvestment of distributions	23,610,716	48,163,887
Net increase (decrease) in net assets resulting from share transactions	23,610,716	48,163,887
Total increase (decrease) in net assets	45,623,661	97,783,220

Net Assets
Beginning of period	740,594,369	642,811,149
End of period	$ 786,218,030	$ 740,594,369
Other Affiliated Information Shares
Issued in reinvestment of distributions	203,736	439,904
Net increase (decrease)	203,736	439,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 113.92	$ 106.05	$ 105.40	$ 94.45	$ 98.62	$ 100.00
Income from Investment Operations
Net investment income (loss) D	3.976	8.659	9.048	9.362	8.623	3.708
Net realized and unrealized gain (loss)	2.950	6.901	(.660)	9.337	(5.390)	(1.658)
Total from investment operations	6.926	15.560	8.388	18.699	3.233	2.050
Distributions to partners from net investment income	(3.586)	(7.690)	(7.738)	(7.749)	(7.403)	(3.430)
Net asset value, end of period	$ 117.26	$ 113.92	$ 106.05	$ 105.40	$ 94.45	$ 98.62
Total Return B, C	6.16%	15.22%	7.88%	20.25%	4.83%	2.09%
Ratios to Average Net Assets E, I
Expenses before reductions G	-% A	-%	-%	-%	-%	-% A
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-%	-% A
Expenses net of all reductions G	-% A	-%	-%	-%	-%	-% A
Net investment income (loss)	6.92% A	7.93%	8.18%	9.08%	10.53%	8.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 786,218	$ 740,594	$ 642,811	$ 531,596	$ 465,555	$ 435,837
Portfolio turnover rate F	39% A	36%	43%	65%	57%	35% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period March 31, 2008 (commencement of operations) to August 31, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

1. Organization.

Fidelity® High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, equity-debt classifications and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 64,036,801
Gross unrealized depreciation	(7,808,964)
Net unrealized appreciation (depreciation) on securities and other investments	$ 56,227,837

Tax Cost	$ 726,811,323

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $161,396,025 and $134,620,935, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,443.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $319.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Specialized High Income
Central Fund

Semiannual Report

February 28, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-SANN-0413
1.820820.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Actual	.0019%	$ 1,000.00	$ 1,046.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 28, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CCO Holdings LLC/CCO Holdings Capital Corp.	4.4	3.5
International Lease Finance Corp.	3.7	4.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.5	3.9
Chesapeake Energy Corp.	3.4	1.9
Sprint Nextel Corp.	3.1	1.6
	18.1
Top Five Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	16.0	13.8
Electric Utilities	11.3	9.9
Diversified Financial Services	9.6	11.4
Automotive	6.5	10.0
Cable TV	6.3	8.4
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
BBB 4.1%	BBB 7.0%
BB 68.4%	BB 67.5%
B 21.7%	B 18.1%
Not Rated 0.4%	Not Rated 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 5.4%	Short-Term Investments and Net Other Assets (Liabilities) 7.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Nonconvertible Bonds 92.5%		Nonconvertible Bonds 88.0%
	Floating Rate Loans 2.1%		Floating Rate Loans 4.8%
	Short-Term Investments and Net Other Assets (Liabilities) 5.4%		Short-Term Investments and Net Other Assets (Liabilities) 7.2%
* Foreign investments	14.8%	** Foreign investments	13.6%

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.5%
	Principal Amount	Value
Aerospace - 0.4%
GenCorp, Inc. 7.125% 3/15/21 (b)	$ 220,000	$ 228,800
Triumph Group, Inc. 4.875% 4/1/21 (b)	1,425,000	1,432,125
		1,660,925
Air Transportation - 2.7%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	649,620	734,070
5.5% 4/29/22	950,000	993,700
6.75% 9/15/15 (b)	1,465,000	1,536,346
9.25% 5/10/17	293,668	324,503
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (b)	1,320,000	1,395,900
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	690,000	719,325
6.75% 11/23/15	690,000	717,600
8.021% 8/10/22	908,697	993,933
8.954% 8/10/14	303,678	308,233
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,125,971	1,221,679
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,146,131	1,160,457
12% 1/15/16 (b)	194,029	215,372
		10,321,118
Automotive - 5.5%
Continental Rubber of America Corp. 4.5% 9/15/19 (b)	1,685,000	1,706,063
Delphi Corp.:
5% 2/15/23	1,185,000	1,233,881
5.875% 5/15/19	4,170,000	4,461,900
6.125% 5/15/21	2,335,000	2,545,150
Ford Motor Co. 7.45% 7/16/31	1,335,000	1,710,175
Ford Motor Credit Co. LLC:
5% 5/15/18	2,305,000	2,543,549
5.875% 8/2/21	955,000	1,089,218
7% 4/15/15	980,000	1,083,267
8% 12/15/16	2,350,000	2,816,038
General Motors Financial Co., Inc. 4.75% 8/15/17 (b)	1,095,000	1,147,013
TRW Automotive, Inc. 4.5% 3/1/21 (b)	960,000	973,248
		21,309,502
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - 0.6%
AMC Networks, Inc. 4.75% 12/15/22	$ 1,430,000	$ 1,419,275
Starz LLC/Starz Finance Corp. 5% 9/15/19 (b)	750,000	766,875
		2,186,150
Building Materials - 2.9%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	3,690,000	3,957,525
6.875% 8/15/18 (b)	2,960,000	3,167,200
Masco Corp.:
5.85% 3/15/17	1,005,000	1,095,906
5.95% 3/15/22	1,175,000	1,308,543
USG Corp. 7.875% 3/30/20 (b)	1,270,000	1,454,150
		10,983,324
Cable TV - 6.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	455,000	444,763
5.25% 3/15/21 (b)(c)	435,000	435,000
5.25% 9/30/22	2,413,000	2,388,870
5.75% 9/1/23 (b)(c)	300,000	300,000
6.5% 4/30/21	5,350,000	5,697,750
7% 1/15/19	7,160,000	7,714,900
CSC Holdings LLC 6.75% 11/15/21	645,000	703,856
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)	385,000	387,888
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	3,240,000	3,474,900
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	1,940,000	2,129,150
Virgin Media Finance PLC 4.875% 2/15/22	380,000	383,800
		24,060,877
Capital Goods - 0.3%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,150,000	1,236,250
Chemicals - 2.2%
Ashland, Inc.:
3% 3/15/16 (b)	295,000	299,794
3.875% 4/15/18 (b)	590,000	601,063
Axiall Corp. 4.875% 5/15/23 (b)	415,000	420,188
Celanese U.S. Holdings LLC:
4.625% 11/15/22	370,000	370,925
6.625% 10/15/18	1,615,000	1,740,163
Eagle Spinco, Inc. 4.625% 2/15/21 (b)	185,000	187,313
LyondellBasell Industries NV:
5% 4/15/19	1,625,000	1,811,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
LyondellBasell Industries NV: - continued
6% 11/15/21	$ 330,000	$ 387,750
PolyOne Corp. 5.25% 3/15/23 (b)	235,000	237,350
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,875,000	1,938,281
Tronox Finance LLC 6.375% 8/15/20 (b)	555,000	551,531
		8,546,233
Containers - 1.8%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	2,420,000	2,637,800
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (b)	200,000	217,500
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (b)	2,905,000	2,846,900
Sealed Air Corp.:
6.5% 12/1/20 (b)	305,000	331,688
8.375% 9/15/21 (b)	965,000	1,095,275
		7,129,163
Diversified Financial Services - 9.6%
Aircastle Ltd.:
6.25% 12/1/19	905,000	975,138
6.75% 4/15/17	660,000	727,650
9.75% 8/1/18	1,635,000	1,867,988
CIT Group, Inc.:
4.25% 8/15/17	1,050,000	1,086,750
5.25% 3/15/18	1,625,000	1,746,875
5.375% 5/15/20	1,315,000	1,433,350
5.5% 2/15/19 (b)	820,000	891,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	4,500,000	4,685,625
8% 1/15/18	8,090,000	8,666,413
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	460,000	427,800
International Lease Finance Corp.:
5.75% 5/15/16	560,000	602,212
5.875% 4/1/19	485,000	521,101
5.875% 8/15/22	775,000	829,855
6.25% 5/15/19	1,815,000	1,987,779
6.75% 9/1/16 (b)	745,000	841,850
8.625% 9/15/15	1,990,000	2,263,625
8.75% 3/15/17	4,135,000	4,879,300
8.875% 9/1/17	1,820,000	2,184,000
Lynx I Corp. 5.375% 4/15/21 (b)	225,000	231,188
		36,850,249
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - 0.2%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (b)	$ 675,000	$ 666,563
Electric Utilities - 11.1%
Atlantic Power Corp. 9% 11/15/18	1,715,000	1,852,200
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	2,295,000	2,409,750
InterGen NV 9% 6/30/17 (b)	3,780,000	3,609,900
IPALCO Enterprises, Inc.:
5% 5/1/18	1,280,000	1,363,200
7.25% 4/1/16 (b)	2,175,000	2,436,000
Mirant Americas Generation LLC 9.125% 5/1/31	1,845,000	2,052,563
Mirant Mid-Atlantic LLC 10.06% 12/30/28	1,792,702	2,048,162
NRG Energy, Inc. 6.625% 3/15/23 (b)	2,495,000	2,650,938
NSG Holdings II, LLC 7.75% 12/15/25 (b)	6,535,000	6,796,400
NV Energy, Inc. 6.25% 11/15/20	1,855,000	2,239,760
Otter Tail Corp. 9% 12/15/16	1,300,000	1,508,000
Puget Energy, Inc.:
5.625% 7/15/22	375,000	408,645
6% 9/1/21	1,055,000	1,187,338
6.5% 12/15/20	3,605,000	4,125,667
The AES Corp.:
7.375% 7/1/21	2,765,000	3,124,450
7.75% 10/15/15	1,330,000	1,479,625
8% 10/15/17	3,049,000	3,506,350
		42,798,948
Energy - 15.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	485,000	478,938
Chesapeake Energy Corp.:
6.125% 2/15/21	6,030,000	6,391,800
6.775% 3/15/19	655,000	676,288
6.875% 11/15/20	3,450,000	3,795,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,025,000	1,089,063
6.125% 7/15/22	1,195,000	1,275,663
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	2,300,000	2,374,750
Denbury Resources, Inc. 6.375% 8/15/21	4,025,000	4,407,375
Energy Transfer Equity LP 7.5% 10/15/20	3,050,000	3,484,625
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	1,905,000	2,066,925
Exterran Holdings, Inc. 7.25% 12/1/18	6,955,000	7,346,567
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Frontier Oil Corp. 6.875% 11/15/18	$ 2,295,000	$ 2,472,863
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	3,085,000	3,404,803
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (b)	726,000	758,670
Oil States International, Inc. 6.5% 6/1/19	4,435,000	4,745,450
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (b)	1,130,000	1,228,875
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	1,065,000	1,171,500
Precision Drilling Corp.:
6.5% 12/15/21	100,000	106,000
6.625% 11/15/20	3,830,000	4,059,800
SESI LLC 7.125% 12/15/21	1,790,000	1,986,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (b)	2,255,000	2,294,463
6.375% 8/1/22	1,855,000	2,021,950
6.875% 2/1/21	450,000	490,500
Tesoro Corp. 4.25% 10/1/17	1,230,000	1,279,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (b)	100,000	104,000
		59,511,968
Environmental - 3.5%
Clean Harbors, Inc.:
5.125% 6/1/21 (b)	2,075,000	2,106,125
5.25% 8/1/20	1,915,000	1,972,450
Covanta Holding Corp. 7.25% 12/1/20	8,555,000	9,384,509
		13,463,084
Food & Drug Retail - 0.4%
ESAL GmbH 6.25% 2/5/23 (b)	1,405,000	1,390,950
Food/Beverage/Tobacco - 0.5%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (b)	1,645,000	1,772,488
Gaming - 2.3%
MCE Finance Ltd. 5% 2/15/21 (b)	1,980,000	1,980,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	2,620,000	2,737,900
7.75% 8/15/20	3,675,000	4,097,625
		8,815,525
Healthcare - 5.5%
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (b)	3,350,000	3,626,375
HealthSouth Corp. 7.25% 10/1/18	1,385,000	1,495,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	$ 1,635,000	$ 1,786,238
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	575,000	633,938
7.5% 2/15/20	645,000	712,725
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,015,000	2,176,200
Valeant Pharmaceuticals International:
6.375% 10/15/20 (b)	720,000	774,900
6.5% 7/15/16 (b)	3,300,000	3,467,062
6.875% 12/1/18 (b)	4,790,000	5,203,138
VPI Escrow Corp. 6.375% 10/15/20 (b)	1,080,000	1,161,000
		21,037,376
Homebuilders/Real Estate - 2.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,540,000	3,832,050
D.R. Horton, Inc.:
3.625% 2/15/18	820,000	822,050
4.375% 9/15/22	1,250,000	1,234,375
4.75% 5/15/17	2,140,000	2,257,700
4.75% 2/15/23	275,000	273,625
Lennar Corp. 4.125% 12/1/18 (b)	820,000	809,750
		9,229,550
Leisure - 3.5%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	2,770,000	3,130,100
NCL Corp. Ltd. 5% 2/15/18 (b)	1,460,000	1,452,700
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	825,000	839,438
7.25% 3/15/18	500,000	572,500
7.5% 10/15/27	1,415,000	1,606,025
yankee 7.25% 6/15/16	5,305,000	5,994,650
		13,595,413
Metals/Mining - 3.5%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	1,950,000	2,023,125
CONSOL Energy, Inc. 8% 4/1/17	3,035,000	3,300,563
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (b)	4,115,000	4,289,888
7% 11/1/15 (b)	1,720,000	1,801,700
Peabody Energy Corp. 6.25% 11/15/21	2,030,000	2,111,200
		13,526,476
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - 0.4%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (b)	$ 945,000	$ 978,075
7.75% 7/15/17 (b)	400,000	442,000
		1,420,075
Services - 0.8%
FTI Consulting, Inc.:
6% 11/15/22 (b)	430,000	443,975
6.75% 10/1/20	2,510,000	2,673,150
		3,117,125
Shipping - 0.7%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	2,640,000	2,686,200
Steel - 1.5%
Steel Dynamics, Inc.:
6.125% 8/15/19 (b)	1,390,000	1,487,300
7.625% 3/15/20	3,925,000	4,346,938
		5,834,238
Super Retail - 0.9%
Jaguar Land Rover PLC 5.625% 2/1/23 (b)	1,905,000	1,952,625
Netflix, Inc. 5.375% 2/1/21 (b)	1,475,000	1,471,313
		3,423,938
Technology - 2.6%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (b)	505,000	492,375
Flextronics International Ltd. 4.625% 2/15/20 (b)	330,000	332,888
GrafTech International Ltd. 6.375% 11/15/20 (b)	445,000	463,913
IAC/InterActiveCorp 4.75% 12/15/22 (b)	2,345,000	2,280,513
NCR Corp. 4.625% 2/15/21 (b)	1,820,000	1,801,800
Nuance Communications, Inc. 5.375% 8/15/20 (b)	3,535,000	3,579,188
Viasystems, Inc. 7.875% 5/1/19 (b)	920,000	959,100
		9,909,777
Telecommunications - 4.3%
Altice Financing SA 7.875% 12/15/19 (b)	2,570,000	2,775,600
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	555,000	549,450
Equinix, Inc.:
4.875% 4/1/20	385,000	385,000
5.375% 4/1/23	310,000	310,000
NeuStar, Inc. 4.5% 1/15/23 (b)	400,000	384,000
Sprint Nextel Corp.:
6% 12/1/16	2,128,000	2,298,240
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Sprint Nextel Corp.: - continued
7% 3/1/20 (b)	$ 4,010,000	$ 4,691,700
9% 11/15/18 (b)	4,040,000	5,009,600
		16,403,590
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	1,995,000	2,159,588
TOTAL NONCONVERTIBLE BONDS (Cost $335,092,580)		355,046,663
Floating Rate Loans - 2.1%

Automotive - 1.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1377% 12/27/14 (d)	2,463,772	2,291,308
Tranche C, term loan 2.139% 12/27/15 (d)	1,468,174	1,365,402
		3,656,710
Cable TV - 0.0%
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (d)	70,000	70,700
Electric Utilities - 0.2%
The AES Corp. Tranche B, term loan 5.5% 6/1/18 (d)	690,000	693,450
Energy - 0.5%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	2,030,000	2,073,239
Food & Drug Retail - 0.1%
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (d)	434,686	437,946
Technology - 0.1%
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (d)	389,015	388,529
Telecommunications - 0.2%
Go Daddy Operating Co., LLC Tranche B, term loan 4.25% 12/17/18 (d)	820,000	818,975
TOTAL FLOATING RATE LOANS (Cost $7,900,896)		8,139,549
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a) (Cost $18,000,960)	18,000,960	$ 18,000,960
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $360,994,436)		381,187,172
NET OTHER ASSETS (LIABILITIES) - 0.7%		2,805,772
NET ASSETS - 100%		$ 383,992,944
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,214,273 or 33.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,789
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 355,046,663	$ -	$ 355,046,663	$ -
Floating Rate Loans	8,139,549	-	8,139,549	-
Money Market Funds	18,000,960	18,000,960	-	-
Total Investments in Securities:	$ 381,187,172	$ 18,000,960	$ 363,186,212	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.2%
Liberia	2.3%
Australia	2.1%
Cayman Islands	2.0%
Canada	1.6%
Netherlands	1.5%
Bermuda	1.3%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $342,993,476)	$ 363,186,212
Fidelity Central Funds (cost $18,000,960)	18,000,960
Total Investments (cost $360,994,436)		$ 381,187,172
Cash		858,320
Receivable for investments sold		1,091,466
Interest receivable		5,649,053
Distributions receivable from Fidelity Central Funds		2,175
Total assets		388,788,186

Liabilities
Payable for investments purchased Regular delivery	$ 4,009,044
Delayed delivery	735,000
Distributions payable	49,579
Other payables and accrued expenses	1,619
Total liabilities		4,795,242

Net Assets		$ 383,992,944
Net Assets consist of:
Paid in capital		$ 363,800,208
Net unrealized appreciation (depreciation) on investments		20,192,736
Net Assets, for 3,601,313 shares outstanding		$ 383,992,944
Net Asset Value, offering price and redemption price per share ($383,992,944 ÷ 3,601,313 shares)		$ 106.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 10,860,894
Income from Fidelity Central Funds		20,789
Total income		10,881,683

Expenses
Custodian fees and expenses	$ 3,421
Independent directors' compensation	1,258
Total expenses before reductions	4,679
Expense reductions	(1,622)	3,057
Net investment income (loss)		10,878,626
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		12,541,885
Change in net unrealized appreciation (depreciation) on investment securities		(6,122,051)
Net gain (loss)		6,419,834
Net increase (decrease) in net assets resulting from operations		$ 17,298,460

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,878,626	$ 29,762,157
Net realized gain (loss)	12,541,885	3,912,442
Change in net unrealized appreciation (depreciation)	(6,122,051)	20,919,497
Net increase (decrease) in net assets resulting from operations	17,298,460	54,594,096
Distributions to partners from net investment income	(10,532,772)	(28,015,990)
Affiliated share transactions Proceeds from sales of shares	155,014,754	-
Reinvestment of distributions	10,482,871	28,015,164
Cost of shares redeemed	(253,187,777)	(10,001,076)
Net increase (decrease) in net assets resulting from share transactions	(87,690,152)	18,014,088
Total increase (decrease) in net assets	(80,924,464)	44,592,194

Net Assets
Beginning of period	464,917,408	420,325,214
End of period	$ 383,992,944	$ 464,917,408
Other Affiliated Information Shares
Sold	1,461,677	-
Issued in reinvestment of distributions	98,795	274,941
Redeemed	(2,392,839)	(101,730)
Net increase (decrease)	(832,367)	173,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 104.86	$ 98.66	$ 98.10	$ 89.24	$ 92.46	$ 97.00
Income from Investment Operations
Net investment income (loss) D	3.123	6.937	7.354	7.729	7.598	7.134
Net realized and unrealized gain (loss)	1.661	5.796	.073	8.103	(4.053)	(4.802)
Total from investment operations	4.784	12.733	7.427	15.832	3.545	2.332
Distributions to partners from net investment income	(3.014)	(6.533)	(6.867)	(6.972)	(6.765)	(6.872)
Net asset value, end of period	$ 106.63	$ 104.86	$ 98.66	$ 98.10	$ 89.24	$ 92.46
Total Return B, C	4.61%	13.31%	7.61%	18.23%	4.96%	2.39%
Ratios to Average Net Assets E, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	5.91% A	6.82%	7.27%	8.12%	9.40%	7.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 383,993	$ 464,917	$ 420,325	$ 437,584	$ 409,729	$ 410,834
Portfolio turnover rate F	70% A	41%	60%	70%	73%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

1. Organization.

Fidelity® Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,430,892
Gross unrealized depreciation	(896,423)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,534,469

Tax Cost	$ 359,652,703

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $122,286,988 and $196,638,681, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,258.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $364.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 24, 2013